LEASE COMMITMENTS (Details 2) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
2020	$ 47,456	$ 87,734
Total operating lease liability	$ 130,101	163,740
Canfield [Member]
2020		20,628
Less: Imputed interest/present value discount		(1,910)
Total operating lease liability		$ 18,718